Events after the Reporting Period	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the Reporting Period
28.	EVENTS AFTER THE REPORTING PERIOD

In May 2020, the Company published the top-line results of the interim analysis of the RESOLVE-IT Phase 3 trial of elafibranor in NASH. Elafibranor did not demonstrate a statistically significant effect on the primary endpoint of NASH resolution without worsening of fibrosis or on the key secondary endpoints.  GENFIT continues to review the data and will be conducting additional analyses.  The Company will share its conclusions with regulatory authorities and with their guidance, determine a final decision regarding the continuation of the RESOLVE-IT trial.  In parallel, we continue as planned with our NIS4 and Phase 3 PBC programs, which are independent of our NASH program with elafibranor.

On May 14, 2020, following our announcement that elafibranor had not achieved the primary or key secondary endpoints of the RESOLVE-IT trial, a purported shareholder class action complaint, captioned Schwartz v. Genfit S.A. et al., was filed in state court in the Commonwealth of Massachusetts, naming us, our board of directors and certain members of our senior management as defendants. The complaint alleges that we made materially misleading statements about the development of elafibranor in connection with our U.S. initial public offering in violation of U.S. federal securities laws. The complaint seeks unspecified compensatory damages. We and the defendants intend to defend the matter vigorously.

The financial impact of this class action complaint cannot be quantified at this time.

28.	EVENTS AFTER THE REPORTING PERIOD (Continued)

A new coronavirus strain, COVID-19, was identified in Wuhan, China in December 2019. Since then and particularly since the closing date, the COVID-19 coronavirus has spread to several countries, including the United States and several European countries, including countries in which the Company has clinical trials in progress, in countries where it plans to conduct clinical trials and in countries in which major subcontractors for carrying out its clinical trials and the production units of the active ingredient suppliers and therapeutic units of elafibranor, its most advanced drug candidate, are located. In March 2020, the Company published a press release outlining the main impacts of this unprecedented spread of COVID-19 on its activities:

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RESOLVE-IT Phase 3 trial of elafibranor in NASH with fibrosis continues ; Working with our contract research organization, we have implemented appropriate measures to ensure the safety of patients who are already participating in the study: virtual clinic visits, local laboratory assessment, home delivery of study drug, and halting the screening of new patients.

•	All phase 1 trials – which include pharmacokinetic, food effect and bioequivalence studies – have been put on hold. These studies are necessary to support the elafibranor NDA submission for NASH.
•	Enrollment of patients in the PK/PD trial in pediatric patients with NASH as well as the Phase 2 study addressing liver fat have also been paused.
•	The initiation of the Phase 2 combination study, as well as that of the Phase 3 study in patients with PBC, have been put on hold.
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NIS4 continues to be deployed in the clinical research field through our commercial partner Labcorp/Covance.  There may be some limits in test utilization due to delays potentially experienced by some NIS4 clients as the result of the current COVID-19 situation. GENFIT teams are progressing the in-vitro diagnostic (IVD) aspect of the program in parallel.

•	Although the COVID-19 pandemic is rapidly evolving, and our plans may change accordingly, at this stage we do not anticipate any supply disruption for any of our current or planned studies.
•	All supporting activities pertaining to continuation of ongoing studies or the initiation of new studies will continue in order to minimize potential delays when the pandemic crisis subsides.

The financial impact of COVID-19 cannot be quantified at this time.

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